Stockholders’ Equity (Details) - USD ($)																		3 Months Ended					9 Months Ended	12 Months Ended
	Aug. 28, 2025	May 28, 2025	May 22, 2025	Apr. 30, 2025	Apr. 02, 2025	Mar. 31, 2025	Mar. 01, 2025	Feb. 20, 2025	Feb. 13, 2025	Feb. 12, 2025	Dec. 02, 2024	Nov. 27, 2024	Aug. 31, 2024	Mar. 01, 2024	Nov. 27, 2023	Apr. 15, 2023	Apr. 14, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2025
Stockholders’ Equity [Line Items]
Common stock, shares authorized																		250,000,000					250,000,000	250,000,000	250,000,000
Common stock, par value (in Dollars per share)																		$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Common stock vote																							one	one
Common stock, shares outstanding																		193,592,410					193,592,410	171,579,284	170,711,880
Common stock, shares issued																		193,592,410					193,592,410	171,579,284	170,711,880
Preferred stock, shares authorized																		5,000,000					5,000,000	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)																		$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding																		1,000					1,000	1,000	1,000
Preferred stock, shares issued																		1,000					1,000	1,000	1,000
Number of share issued																	135,808,884
Pending consummation (in Dollars)																	$ 3,000,000
Price per share (in Dollars per share)																								$ 1.38		$ 1.38
Common stock to be issued																								12,500	12,500
Shares issued during services							7,858				9,034			15,000
Value of services (in Dollars)										$ 213,732			$ 40,000	$ 101,250				$ 43,560	$ 241,797		$ 40,000	$ 101,250		$ 171,250	$ 10,630,531
Advisory services term													5 years
Granted stock options																									4,227,960
Conversion price (in Dollars per share)									$ 4.45	$ 4.45						$ 0.74
Conversion price (in Dollars per share)						$ 1.38		$ 1.38
Conversion of securities amounting (in Dollars)						$ 8,019,945														$ 30,645,359					$ 23,117,903
Warrant [Member]
Stockholders’ Equity [Line Items]
Proceeds receiving (in Dollars)																									$ 362,056
Exercise of shares																									12,500
Exercise price (in Dollars per share)																									$ 4
2016 Incentive Stock Plan [Member]
Stockholders’ Equity [Line Items]
Shares issued during services												536,747
Number of shares issued															549,437
Grant shares percent												20.00%			20.00%
Grant of shares															2,747,187
Vesting percentage												60.00%			80.00%
2016 Incentive Stock Plan [Member] | Chief Financial Officer [Member]
Stockholders’ Equity [Line Items]
Number of shares issued															169,118
Grant shares percent												20.00%			20.00%
Grant of shares												845,592			845,592
Vesting percentage												60.00%			80.00%
Granted stock options												169,118
Common Stock [Member]
Stockholders’ Equity [Line Items]
Share issuance		7,431					2,619
Proceeds from issuance of common stock (in Dollars)																									$ 50,000
Common stock to be issued																									12,500
Exercised options																			7,431						50,000
Shares issued during services	4,000		20,000	1,639	3,163	5,811,554				48,030	9,034							4,000	24,802		125,000	15,000		149,039	4,562,451
Value of services (in Dollars)																		$ 0	$ 2		$ 13	$ 2		$ 14	$ 456
Shares issued													125,000
Granted stock options																								705,865	718,555
(in Dollars)								$ 22,144,603
Conversion of securities amounting (in Dollars)																				$ 2,196					$ 3,059
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issued shares																									90,514
Price per share (in Dollars per share)																									$ 4
Line of Credit [Member]
Stockholders’ Equity [Line Items]
Advances received (in Dollars)																									$ 16,980,000
Dr. Frederic Moll [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Share issuance																	3,818,028							3,818,028
Sushruta Pvt Ltd [Member] | Convertible Note [Member]
Stockholders’ Equity [Line Items]
Converted shares issued																									22,945,946
Conversion price per share (in Dollars per share)																									$ 0.74
Farhan Taghizadeh [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)																									$ 1
Exercised options																									50,000
Henry Gewanter [Member]
Stockholders’ Equity [Line Items]
Shares issued during services																									3,000
Value of services (in Dollars)																									$ 24,450
PCG Advisory [Member]
Stockholders’ Equity [Line Items]
Shares issued during services																									50,000
Value of services (in Dollars)																									$ 100,000
Seminars, Inc. [Member]
Stockholders’ Equity [Line Items]
Shares issued during services																									75,000
Value of services (in Dollars)																									$ 500,000
Somashekhar S P [Member]
Stockholders’ Equity [Line Items]
Shares issued during services																									116,348
Value of services (in Dollars)																									$ 1,045,968
Dr. Sudhir Kumar Rawal [Member]
Stockholders’ Equity [Line Items]
Shares issued during services																									477,084
Value of services (in Dollars)																									$ 4,288,985
Dr. Van Praet Frank [Member]
Stockholders’ Equity [Line Items]
Shares issued during services																									13,816
Value of services (in Dollars)																									$ 124,207
Dr. Amitabh Singh [Member]
Stockholders’ Equity [Line Items]
Shares issued during services																									1,860
Value of services (in Dollars)																									$ 16,721
Dr. Ashish Khanna [Member]
Stockholders’ Equity [Line Items]
Shares issued during services																									1,480
Value of services (in Dollars)																									$ 13,305
Dr. Vivek Bindal [Member]
Stockholders’ Equity [Line Items]
Shares issued during services																									5,835
Value of services (in Dollars)																									$ 52,456
Sandra R Johnson [Member]
Stockholders’ Equity [Line Items]
Shares issued during services									30,010
Value of services (in Dollars)									$ 133,546
Dorthea B Hardin [Member]
Stockholders’ Equity [Line Items]
Shares issued during services									30,008
Value of services (in Dollars)									$ 133,534
Series A [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares outstanding																		1					1	1
Series A [Member] | CardioVentures [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																	1,000
Common Stock Issued Post-Merger [Member]
Stockholders’ Equity [Line Items]
Shares issued during services								16,046,814
Common Stock Issued Post-Merger [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued during services	43,560
Value of services (in Dollars)			$ 196,800
Common Stock Issued Post-Merger [Member] | Investor [Member]
Stockholders’ Equity [Line Items]
Shares issued during services														15,000